The Tocqueville Opportunity Fund
Schedule of Investments as of July 31, 2022
(Unaudited)
		Shares	Value
Common Stocks - 93.4%
Capital Goods - 9.8%
Advanced Drainage Systems, Inc.		2,500	$296,500
Bloom Energy Corp. - Class A (a)		10,000	202,300
Dover Corp.		2,000	267,360
HEICO Corp.		3,843	606,080
Hubbell, Inc.		2,500	547,550
IDEX Corp.		2,500	521,875
Masco Corp.		6,000	332,280
Nordson Corp.		2,000	461,980
nVent Electric Plc - ADR (b)		10,000	353,100
PGT Innovations, Inc. (a)		50,000	1,095,000
Plug Power, Inc. (a)		10,000	213,400
Simpson Manufacturing Co, Inc.		2,500	258,200
SiteOne Landscape Supply, Inc. (a)		2,500	348,325
Trex Co., Inc. (a)		5,000	322,600
WillScot Mobile Mini Holdings Corp. (a)		3,000	115,830
			5,942,380
Commercial & Professional Services - 11.1%
Booz Allen Hamilton Holding Corp.		6,500	623,870
Cintas Corp.		3,500	1,489,215
Copart, Inc. (a)		7,000	896,700
CoStar Group, Inc. (a)		10,000	725,900
Exponent, Inc.		5,000	502,450
TransUnion		8,500	673,455
Verisk Analytics, Inc.		4,000	761,000
Waste Connections, Inc. - ADR (b)		8,000	1,066,960
			6,739,550
Consumer Durables & Apparel - 0.7%
TopBuild Corp. (a)		1,500	317,580
YETI Holdings, Inc. (a)		2,500	126,925
			444,505
Consumer Services - 1.0%
Bright Horizons Family Solutions, Inc. (a)		1,700	159,239
Choice Hotels International, Inc.		1,000	120,870
Churchill Downs, Inc.		1,500	314,700
Restaurant Brands International LP		37	2,212
			597,021
Diversified Financials - 4.5%
Apollo Global Management, Inc.		5,000	285,500
LPL Financial Holdings, Inc.		2,500	524,800
MarketAxess Holdings, Inc.		1,250	338,475
MSCI, Inc.		2,000	962,680
Tradeweb Markets, Inc. - Class A		9,000	634,680
			2,746,135
Energy - 1.1%
Black Stone Minerals LP		43,104	671,560
Health Care Equipment & Services - 11.6%
DexCom, Inc. (a)		28,000	2,298,240
IDEXX Laboratories, Inc. (a)		2,800	1,117,704
Insulet Corp. (a)		5,600	1,387,680
Intuitive Surgical, Inc. (a)		1,950	448,831
Shockwave Medical, Inc. (a)		1,200	253,116
Tandem Diabetes Care, Inc. (a)		4,500	297,945
Veeva Systems, Inc. - Class A (a)		5,500	1,229,690
			7,033,206
Media & Entertainment - 0.3%
IAC/InterActiveCorp (a)		2,500	171,250
Pharmaceuticals, Biotechnology & Life Sciences - 5.4%
Avantor, Inc. (a)		12,000	348,240
Bio-Techne Corp.		1,200	462,336
Charles River Laboratories International, Inc. (a)		2,400	601,296
Elanco Animal Health, Inc. (a)		10,000	202,600
Genmab A/S (a)(b)		3,000	1,068,840
Neurocrine Biosciences, Inc. (a)		4,000	376,520
Repligen Corp. (a)		1,000	213,360
			3,273,192
Retailing - 2.7%
Floor & Decor Holdings, Inc. (a)		3,000	241,710
Murphy USA, Inc.		800	227,488
Pool Corp.		2,750	983,675
Williams-Sonoma, Inc.		1,500	216,630
			1,669,503
Semiconductors & Semiconductor Equipment - 2.1%
Enphase Energy, Inc. (a)		4,000	1,136,720
Entegris, Inc.		1,500	164,850
			1,301,570
Software & Services - 42.3%
ANSYS, Inc. (a)		1,500	418,485
Aspen Technology, Inc. (a)		840	171,436
Atlassian Corp. PLC - Class A - ADR (a)(b)		3,500	732,620
Cadence Design Systems, Inc. (a)		5,000	930,400
EPAM Systems, Inc. (a)		3,500	1,222,375
Fair Isaac Corp. (a)		1,500	693,045
Fortinet, Inc. (a)		22,500	1,342,125
MongoDB, Inc. (a)		2,500	781,175
Paycom Software, Inc. (a)		9,800	3,238,802
Paylocity Holding Corp. (a)		22,500	4,633,425
ServiceNow, Inc. (a)		13,000	5,806,580
Shopify, Inc. - Class A - ADR (a)(b)		56,500	1,967,895
Twilio, Inc. - Class A (a)		9,500	805,600
Tyler Technologies, Inc. (a)		1,000	399,000
Workday, Inc. - Class A (a)		16,500	2,559,150
			25,702,113
Transportation - 0.8%
GXO Logistics, Inc. (a)		4,000	192,000
Saia, Inc. (a)		1,200	285,421
			477,421
Total Common Stocks (Cost $27,446,317)			56,769,406

Short-Term Investment - 4.9%
Money Market Fund - 4.9%
Invesco Treasury Portfolio - Institutional Class, 1.59% (c)		2,972,658	2,972,657
Total Short-Term Investment (Cost $2,972,657)			2,972,657

Total Investments (Cost $30,418,974) - 98.3%			59,742,063
Other Assets in Excess of Liabilities - 1.7%			1,058,265
Total Net Assets - 100.0%			$60,800,328

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

(a)	Non-income producing security.
(b)			Foreign issued Security. Foreign Concentration (including ADR’s) was as follows: Canada 5.0%; Denmark 1.8%; United Kingdom 1.2%; Ireland 0.6%.
(c)	Rate listed is the 7-day effective yield

The Accompanying Footnotes are an Integral Part of these Schedules of Investments.

1) Fair Valuation Measurements (Unaudited)

     The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

     When using the market quotations or closing price provided by the pricing service for equity investments, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investment trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation and when the market is considered active, the security will be classified as a Level 1 security.  When using the mean between the latest bid and ask price, the security will be classified as Level 2.  Gold bullion is valued at the mean of the closing bid and ask prices from the New York Mercantile Exchange and is classified as a Level 2.

     Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

     Debt securities, such as corporate bonds, convertible bonds, commercial paper, money market deposit accounts and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations and are classified as Level 2. Options can diverge from the prices of their underlying instruments.  These are valued at the composite last price reported by the exchange on which the options are primarily traded on the day of the valuation and are classified as Level 1.  If there is no composite last price on a given day the mean between the latest bid and ask price will be used.  These contracts are classified as Level 2.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 3 securities. In determining fair value, a Fund will seek to assign a value to the security which it believes represents the amount that the Fund could reasonably expect to receive upon its current sale. With respect to securities that are actively traded on U.S. exchanges, the Funds expect that market quotations will generally be available and that fair value might be used only in limited circumstances, such as when trading for a security is halted during the trading day.

     Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 3 securities.  In determining fair value, a Fund will seek to assign a value to the security which it believes represents the amount that the Fund could reasonably expect to receive upon its current sale.  With respect to securities that are actively traded on U.S. exchanges, the Funds expect that market quotations will generally be available and that fair value might be used only in limited circumstances, such as when trading for a security is halted during the trading day.

     In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of close of the relevant foreign market and the close of the NYSE.  Fair value pricing may also be used to value restricted securities held by the Funds or securities with little or no trading activity for extended periods of time.  Fair value pricing involves judgments that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price.  As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

     The following is a summary of the inputs used, as of July 31, 2022, involving the Funds’ assets and liabilities carried at fair value. The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The Tocqueville Opportunity Fund*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$56,769,369	$37	$-	$56,769,406
Money Market Fund	2,972,657	-	-	2,972,657
Total Assets	$59,742,026	$37	$-	$59,742,063

* For further information regarding portfolio characteristics, please see the accompanying Schedules of Investments.

The Trust’s valuation procedures have been adopted by the Trust’s Board of Trustees, which has established a Valuation Committee to oversee the valuation process. The Valuation Committee meets on an as needed basis to evaluate changes in the valuation of portfolio securities. The full findings and valuations are then reviewed quarterly by the Independent Trustees.